Supplementary Information to the Statements of Profit and Loss - Schedule of Revenues Based on Location of Customers (Details) $ in Thousands, ₪ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	$ 160,953	₪ 10	$ 142,519	$ 129,339
U.S.A [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	100,504		73,741	65,296
Israel [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	25,012		31,296	32,031
Latin America [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	18,606		12,928	11,293
Canada [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	9,457		11,162	10,555
Europe [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	4,936		7,088	5,277
Asia [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	2,376		6,147	4,581
Others [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	$ 62		$ 157	$ 306